Income tax and social contribution - Total net deferred income tax and social contribution (liabilities) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	R$ (84,206)	R$ (72,635)
Deferred income tax and social contribution on accounting and tax goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	(97,593)	(72,425)
Deferred income tax/ social contribution assets identified in acquisitions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	(25,092)	(31,161)
Deferred income tax/social contribution on first-time adoption of IFRS 9 and IFRS 15
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	8,228	17,004
Deferred income tax and social contribution on IFRS 16
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	3,538	0
Inc. tax and soc. contr. on foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	(705)	(283)
Deferred IR/CS on tax loss and negative basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	7,138	3,953
Estimated losses with doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	108	620
Provision of benefits to employees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	446	411
Provision for contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	1,779	809
Provision for adjustment to present value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	4,678	2,019
Stock option plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	9,925	2,235
Provision for profit sharing and gainsharing, bonus, collective bargaining and overtime
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	2,102	1,993
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (liabilities)	R$ 1,242	R$ 2,190